Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	Aug. 31, 2020